Document and Entity Information	12 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	Managed Account Series
Central Index Key	0001323737
Amendment Flag	false
Document Creation Date	Sep 28, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	Aug 28, 2012

Managed Account Series

Global SmallCap Portfolio

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated August 28, 2012

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one year, five year and since inception (August 2, 2005) periods ended December 31, 2011, the average annual total returns for the MSCI All Country World Small Cap Index were -11.30%, 0.31% and 4.23%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Supplement [Text Block]	mas1_SupplementTextBlock

Managed Account Series

Global SmallCap Portfolio

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated August 28, 2012

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one year, five year and since inception (August 2, 2005) periods ended December 31, 2011, the average annual total returns for the MSCI All Country World Small Cap Index were -11.30%, 0.31% and 4.23%, respectively.

Global SmallCap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mas1_SupplementTextBlock

Managed Account Series

Global SmallCap Portfolio

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated August 28, 2012

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one year, five year and since inception (August 2, 2005) periods ended December 31, 2011, the average annual total returns for the MSCI All Country World Small Cap Index were -11.30%, 0.31% and 4.23%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012